UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 136.0%
Alabama - 4.5%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$9,230,000	$10,293,942
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,400,000	1,560,230
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,580,000	7,428,338	(a)
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,010,348

Total Alabama				27,292,858

Arizona - 4.9%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	3,705,000	3,946,825	(b)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,437,200
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	10,000,000	11,537,900
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	5,500,000	6,361,025
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,398,520

Total Arizona				29,681,470

California - 21.7%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,243,240
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.120%	4/1/24	7,000,000	7,146,440	(a)(c)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	25,293,737	(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,293,460
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,139,899	(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,517,000	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,213,600	(e)
California State, GO	0.817%	12/1/17	4,000,000	4,041,920	(a)(c)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	6,335,397
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,764,849
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,272,170
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,663,634
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,419,340
Multiple Capital Project II	5.000%	8/1/37	2,750,000	3,089,542
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	9,057,200
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	4,934,055
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	9,000,000	12,453,210
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	7,556,770
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,037,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	1,053,297
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	231,964

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Lien	5.750%	6/1/48	$600,000	$693,570
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,900,582
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,566,200

Total California				131,918,076

Colorado - 10.5%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,185,760
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,677,640
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	14,256,519	(d)(f)
Denver, CO, City & County Airport Revenue, Unrefunded Balance	6.125%	11/15/25	13,630,000	13,679,886	(d)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	25,054,560

Total Colorado				63,854,365

District of Columbia - 2.6%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,945,000	15,705,696

Florida - 10.4%
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	308,340	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	6,000,000	6,751,320	(d)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	11,391,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	12,249,196
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	11,170,100
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,991,501
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,340,000	1,372,428	(d)(e)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	9,356,240	(g)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,464,700

Total Florida				63,055,025

Georgia - 4.5%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	15,676,830	(b)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	7,083,834
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,577,240

Total Georgia				27,337,904

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,734,790

Illinois - 7.5%
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,386,231
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	6,994,080
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	1,000,000	1,105,790
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,894,269	(b)
Depaul University	6.125%	10/1/40	5,000,000	6,097,450

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Memorial Health System	5.500%	4/1/39	$7,000,000	$7,962,920
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	12,000,000	12,854,400

Total Illinois				45,295,140

Indiana - 4.2%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,514,150
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	1,750,000	1,894,270	(d)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,365,450	(d)
Indianapolis, IN, Thermal Energy System	5.000%	10/1/25	5,000,000	5,612,450
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	6,048,600	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,230,360	(d)

Total Indiana				25,665,280

Iowa - 1.7%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	2,450,000	2,612,460
Iowa Fertilizer Co. Project	5.250%	12/1/25	7,100,000	7,798,285

Total Iowa				10,410,745

Kentucky - 1.9%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	11,618,310

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,479,850	(a)(c)

Massachusetts - 5.6%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,422,580
Boston University, AMBAC	5.000%	10/1/39	3,500,000	3,580,045
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,193,760
Milford Regional Medical Center	5.750%	7/15/43	500,000	563,550
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	8,000,000	9,129,760	(b)
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,022,206
Massachusetts State School Building Authority Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,421,320

Total Massachusetts				34,333,221

Michigan - 3.6%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	8,004,500
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	736,001
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	2,120,000	2,290,215	(e)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,385,532
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,394,435

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	$2,500,000	$2,789,175
William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,006,760	(b)

Total Michigan				21,606,618

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,751,605

Missouri - 2.7%
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,139,450
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,879,060
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,917,640
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	5,000,000	5,498,000

Total Missouri				16,434,150

Nebraska - 0.5%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,182,670

Nevada - 2.3%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	14,211,533

New Jersey - 10.1%
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,796,975
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,265,000	2,388,578	(d)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,199,520	(d)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,290,610	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,754,150	(d)
School Facilities Construction	1.620%	3/1/28	15,000,000	14,603,250	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,619,144
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	8,855,000	9,442,795	(d)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	2,505,000	2,607,931
New Jersey State Turnpike Authority Revenue	0.500%	1/1/17	5,000,000	5,021,650	(a)
New Jersey State Turnpike Authority Revenue	0.700%	1/1/18	2,500,000	2,516,525	(a)(c)

Total New Jersey				61,241,128

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,765,500

New York - 10.9%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	4,000,000	4,778,000
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,826,698
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	28,493,337
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,635,150
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,653,800

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	$4,000,000	$4,493,120
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	830,000	928,015	(e)
3 World Trade Center LLC Project	5.000%	11/15/44	3,040,000	3,189,872	(e)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,818,500
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,123,390
Port Authority of New York & New Jersey	5.000%	1/15/41	3,820,000	4,275,841

Total New York				66,215,723

North Carolina - 0.0%
Harnett County, NC, GO, Custody Receipts, AMBAC	5.250%	6/1/24	110,000	110,352

Ohio - 2.1%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,983,600
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,497,550

Total Ohio				12,481,150

Oregon - 0.1%
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	205,000	207,712	(d)
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	511,000

Total Oregon				718,712

Pennsylvania - 2.4%
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,643,433
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,694,020

Total Pennsylvania				14,337,453

Puerto Rico - 2.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	2,500,000	1,740,675
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	920,000	660,118
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	2,740,000	2,007,790
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	4,870,000	3,159,461
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	10,000,000	6,239,300

Total Puerto Rico				13,807,344

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 1.0%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	$5,000,000	$5,836,650

South Carolina - 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,831,350

Tennessee - 0.1%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	390,000	392,352

Texas - 13.1%
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	10,000,000	10,892,000
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	3,154,960	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.970%	6/1/23	4,500,000	4,513,005	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,277,780	(f)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,146,310
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	16,457,250
New Hope Cultural Education Facilities Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project	5.000%	4/1/46	750,000	819,120
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,516,700
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	16,659,450
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	1,150,000	1,243,023
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	8,436,260
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,602,163

Total Texas				79,718,021

Virginia - 0.9%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,320,160	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,192,720	(d)

Total Virginia				5,512,880

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $726,891,210)				825,537,921

SHORT-TERM INVESTMENTS - 3.6%
Nevada - 0.1%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.070%	6/1/36	500,000	500,000	(h)(i)
Water Improvement, SPA-Dexia Credit Local	0.070%	6/1/36	100,000	100,000	(h)(i)

Total Nevada				600,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	$400,000	$400,000	(d)(h)(i)

New York - 3.0%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.100%	4/1/35	4,500,000	4,500,000	(h)(i)
SPA-Dexia Credit Local	0.090%	8/1/28	2,925,000	2,925,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.090%	3/1/34	1,975,000	1,975,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.110%	6/15/32	3,035,000	3,035,000	(h)(i)
SPA-Dexia Credit Local	0.090%	6/15/32	3,200,000	3,200,000	(h)(i)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.090%	8/1/23	1,200,000	1,200,000	(h)(i)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	700,000	700,000	(h)(i)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	700,000	700,000	(h)(i)

Total New York				18,235,000

North Carolina - 0.1%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/27	200,000	200,000	(h)(i)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/29	700,000	700,000	(h)(i)

Total North Carolina				900,000

Pennsylvania - 0.1%
Mercer County, PA, GO	0.080%	10/1/31	345,000	345,000	(h)(i)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, SPA-Bank of New York Mellon	0.030%	11/1/37	800,000	800,000	(d)(h)(i)

Washington - 0.1%
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.010%	1/1/27	600,000	600,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,880,000)				21,880,000

TOTAL INVESTMENTS - 139.6% (Cost - $748,771,210#)				847,417,921
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (41.2)%				(250,000,000)
Other Assets in Excess of Liabilities - 1.6%				9,795,132

TOTAL NET ASSETS - 100.0%				$607,213,053

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$825,537,921	—	$825,537,921
Short-term investments†	—	21,880,000	—	21,880,000

Total investments	—	$847,417,921	—	$847,417,921

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$80,916	—	—	$80,916

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$105,240,597
Gross unrealized depreciation	(6,593,886)

Net unrealized appreciation	$98,646,711

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	84	3/15	$12,292,055	$12,350,625	$(58,570)
U.S. Treasury Long-Term Bonds	92	6/15	14,867,279	14,889,625	(22,346)

Net unrealized depreciation on open futures contracts					$(80,916)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015